Related party transaction (Details 1) (Zhejiang Forasen Group Co LTD [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Zhejiang Forasen Group Co LTD [Member]
Related Party Transaction [Line Items]
Zhejiang Forasen Group Co., LTD	$ 839,059	$ 3,622,905